ORGANIZATION AND NATURE OF OPERATIONS (Details)			6 Months Ended
		Jun. 17, 2019 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥) shares	Mar. 25, 2026 $ / shares	Dec. 31, 2025 shares	Aug. 31, 2020	Aug. 12, 2020	Apr. 21, 2020
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Entity Incorporation, Date of Incorporation			Jun. 14, 2019
Ordinary shares authorized			500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001
Operating expenses (in Dollars) | $			$ 2,880,372	$ 2,374,252
Erayak Group [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized			500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001
Erayak BVI [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized		50,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares issued		100
Ordinary shares outstanding		100
Percentage of owned shares		100.00%
Erayak HK [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Paid in capital | $			$ 19,825,095
Ruike [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Paid in capital			$ 10,580,000		¥ 72,595,107.5
Wenjie [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Paid in capital | ¥					26,805,714.58
Leiya [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Paid in capital | ¥					¥ 33,272,918.37
Previously Reported [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Operating expenses (in Dollars) | $				$ 5,666
Shengling Xiang [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity interest								10.00%		90.00%
Hecang Limited [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity interest										10.00%
Wenjie [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity interest										100.00%
Chuanlong Lin [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity interest									100.00%
New Focus [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity interest									100.00%
Class A Ordinary Shares [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized	[1]		450,000,000		450,000,000		450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.22
Ordinary shares issued	[1]		1,026,101		1,026,101		85,406
Ordinary shares outstanding	[1]		1,026,101		1,026,101		85,406
Class A Ordinary Shares [Member] | Erayak Group [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized			450,000,000		450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001
Class B Ordinary Shares [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized	[1]		50,000,000		50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.22
Ordinary shares issued	[1]		49,091		49,091		4,091
Ordinary shares outstanding	[1]		49,091		49,091		4,091
Class B Ordinary Shares [Member] | Erayak Group [Member]
ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Ordinary shares authorized			50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.